Expense Example, No Redemption {- Fidelity International Value Fund} - 10.31 Fidelity International Value Fund - AMCIZ PRO-10 - Fidelity International Value Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor International Value Fund: Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	963
5 Years	1,247
10 Years	2,053
Fidelity Advisor International Value Fund: Class M
Expense Example, No Redemption:
1 Year	504
3 Years	828
5 Years	1,175
10 Years	2,152
Fidelity Advisor International Value Fund: Class C
Expense Example, No Redemption:
1 Year	210
3 Years	649
5 Years	1,114
10 Years	2,400
Fidelity Advisor International Value Fund: Class I
Expense Example, No Redemption:
1 Year	100
3 Years	312
5 Years	542
10 Years	1,201
Fidelity Advisor International Value Fund: Class Z
Expense Example, No Redemption:
1 Year	84
3 Years	262
5 Years	455
10 Years	$ 1,014